Derivative instruments - Changes in Fair Value (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Derivative instruments
Fair value of contracts, beginning of year	$ (300,865)	$ (119,772)
Reversal of opening contracts settled during the year	164,208	112,679
Assumed in acquisitions	(339)
Realized loss on contracts settled during the year	(405,894)	(327,384)
Unrealized gain (loss) during the year on contracts outstanding at the end of the year	376,593	(293,773)
Net receipt from counterparties on contract settlements during the year	405,893	327,385
Fair value of contracts, end of year	239,596	(300,865)
Current derivative asset	162,843	19,321
Current derivative liability	(55,845)	(268,973)
Non-current derivative asset	132,598
Non-current derivative liability	$ 0	$ (51,213)